UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

Scudder Pathway Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder Pathway Moderate Portfolio

	Shares	Value ($)

Equity Funds 62.7%
Scudder Blue Chip Fund "Institutional"	1,547,456	31,769,263
Scudder Capital Growth Fund "Institutional"	3,792	179,244
Scudder Commodity Securities Fund "Institutional"	279,604	3,176,299
Scudder Emerging Markets Fund "S"	78	1,724
Scudder Equity 500 Index Fund "Institutional"	456,578	64,811,183
Scudder Flag Investors Equity Partners Fund "Institutional"	78,389	2,267,015
Scudder Greater Europe Fund "Institutional"	203,897	5,898,752
Scudder Growth and Income Fund "Institutional"	984,467	22,741,185
Scudder International Equity Fund "Institutional"	255,910	3,224,463
Scudder International Fund "Institutional"	46,622	2,271,437
Scudder International Select Equity Fund "Premier"	686,397	7,632,737
Scudder Japanese Equity Fund "S"	140,812	2,324,802
Scudder Large Cap Value Fund "Institutional"	511,343	11,709,761
Scudder Large Company Growth Fund "Institutional"	540,774	13,876,268
Scudder Micro Cap Fund "Institutional"	11,656	274,840
Scudder RREEF Real Estate Securities Fund "Institutional"	156,887	3,470,341
Scudder Select 500 Fund "S"	202,740	2,511,946
Scudder Small Cap Growth Fund "Institutional"	59,188	1,528,223
Scudder Small Company Stock Fund "S"	585,116	15,341,744
Scudder Small Company Value Fund "S"	162,862	4,535,697
Scudder-Dreman High Return Equity Fund "I"	29,650	1,314,968
Scudder-Dreman Small Cap Value Fund "I"	38,234	1,416,195

Total Equity Funds (Cost $175,460,627)		202,278,087
Fixed Income - Bond Funds 27.3%
Scudder Fixed Income Fund "Institutional"	6,279,372	67,314,867
Scudder GNMA Fund "S"	1,020	15,018
Scudder High Income Plus Fund "Premier"	1,029,429	7,803,070
Scudder Income Fund "Institutional"	1,027	12,978
Scudder Inflation Protected Plus Fund "Institutional"	1,297,762	13,042,508
Scudder Short Term Bond Fund "S"	1,204	11,979

Total Fixed Income – Bond Funds (Cost $89,552,797)		88,200,420
Fixed Income - Money Market Funds 10.9%
Scudder Cash Investment Trust "S"	3,925,116	3,925,116
Scudder Money Market Series "Institutional"	31,149,541	31,149,541

Total Fixed Income - Money Market Funds (Cost $35,074,657)		35,074,657

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 300,088,081)	100.9	325,553,164
Other Assets and Liabilities, Net	(0.9)	(2,809,964)

Net Assets	100.0	322,743,200

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Pathway Moderate Portfolio, a series of Scudder Pathway Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Pathway Moderate Portfolio, a series of Scudder Pathway Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006